Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended
	Aug. 13, 2017	Aug. 14, 2016	Aug. 12, 2015	Feb. 05, 2015	Feb. 28, 2018	Feb. 22, 2017	Feb. 21, 2016	Aug. 19, 2014	Sep. 04, 2014
Subsequent Events (Textual)
Dividend distribution of per share	$ 0.13	$ 0.085	$ 0.095	$ 0.081		$ 0.085	$ 0.09		$ 0.525
Aggregate dividend value	$ 5,779	$ 3,770	$ 4,204	$ 3,582		$ 3,775	$ 3,991		$ 20,111
Dividend paid date	Sep. 13, 2017	Sep. 22, 2016	Sep. 10, 2015	Mar. 11, 2015		Apr. 05, 2017	Mar. 17, 2016	Sep. 04, 2014
Subsequent Event [Member]
Subsequent Events (Textual)
Dividend distribution of per share					$ 0.13
Aggregate dividend value					$ 5,784
Dividend paid date					Mar. 26, 2018